Operating Segments (Schedule of Operating Segments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
External revenues		₪ 3,708	₪ 3,688		₪ 3,871
Adjusted segment EBITDA According to IAS 17	[1]	665	687		884
Impact of IFRS 16		275
Adjusted segment EBITDA According to IFRS 16	[1]	940
Depreciation and amortization		(898)	(584)		(555)
Tax benefit		23	6		(40)
Financing income		49	19	[2]	21	[2]
Financing expenses		(193)	(190)		(196)
Other income					1
Other expenses		(10)
Share based payments		(8)	(2)		(2)
Share in losses of equity accounted investees		(10)
Profit (loss) for the year		(107)	(64)		113
Cellular [Member]
Disclosure of operating segments [line items]
External revenues		2,326	2,371		2,685
Inter-segment revenues		14	14		14
Adjusted segment EBITDA According to IAS 17	[1]	380	418	[2]	626	[2]
Impact of IFRS 16		247
Adjusted segment EBITDA According to IFRS 16	[1]	627
Fixed-line [Member]
Disclosure of operating segments [line items]
External revenues		1,382	1,317		1,186
Inter-segment revenues		147	147		162
Adjusted segment EBITDA According to IAS 17	[1]	285	269		258
Impact of IFRS 16		28
Adjusted segment EBITDA According to IFRS 16	[1]	313
Reconciliation for consolidation [Member]
Disclosure of operating segments [line items]
External revenues
Inter-segment revenues		(161)	(161)		(176)
Consolidated [Member]
Disclosure of operating segments [line items]
External revenues		3,708	3,688		3,871
Inter-segment revenues

[1]	Adjusted segment EBITDA as reviewed by the Group's CODM, represents earnings before interest (financing expenses, net), taxes, other income (expenses) (except for expenses in respect of voluntary retirement plans for employees, and gain (loss) due to sale of subsidiaries), depreciation and amortization, profits (losses) of equity account investees and share based payments, as a measure of operating profit. Adjusted Segment EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies.
[2]	Reclassified - see Note 2(F) regarding voluntary change in accounting policy